NOTE 11 - STOCKHOLDERS EQUITY - Summary of Outstanding Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 24, 2022	May 25, 2022	Apr. 24, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	2,538,101
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 9 months 7 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.32
G H S [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	941,599
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 8 months 4 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.34
Proactive [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	472,205
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 8 months 8 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.34
G H S Tranche 2 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	562,149				562,149
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 9 months 25 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.35
G H S Tranche 3 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	281,074			281,074
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 10 months 24 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22
G H S Tranche 4 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number	281,074		281,074
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	4 years 11 months 26 days
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.22